Benefit Plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Actual percentage of plan assets	100.00%	100.00%
Notional amount of derivatives, maximum percentage of plan assets	115.00%
Total plan assets at fair value	$ 5,178	$ 5,407
Total plan assets at fair value, allocation (as a percent)	100.00%	100.00%
Securities lending obligation	(554)	(772)
Other net plan assets	51	34
Total reported plan assets	4,675	4,669	4,127
Pension plan assets
Fair value of plan assets, beginning of year	4,669	4,127
Fair value of plan assets, end of year	4,675	4,669	4,127
Expected long-term rate of return on plan assets (as a percent)	8.50%	8.50%	8.50%
Arithmetic average of the annual actual return on plan assets for the last 10 years (as a percent)	6.60%
Arithmetic average of the annual actual return on plan assets for the last 5 years (as a percent)	4.60%
Cash flows
Defined benefit pension plans, estimated employer contributions in next fiscal year	417
Employer contribution	264	443
Participant contributions	1	1
Estimated future benefit payments
2012	310
2013	319
2014	350
2015	362
2016	396
2017-2021	2,467
Total benefit payments	4,204
Pension benefits | Quoted prices in active markets for identical assets (Level 1)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	811	2,452
Total plan assets at fair value, allocation (as a percent)	15.70%	45.40%
Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	3,429	1,963
Total plan assets at fair value, allocation (as a percent)	66.20%	36.30%
Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	938	992
Total plan assets at fair value, allocation (as a percent)	18.10%	18.30%
Total reported plan assets	938	992	1,103
Pension plan assets
Fair value of plan assets, beginning of year	992	1,103	1,138
Actual return on plan assets: Relating to assets sold during the period	36	(73)	12
Actual return on plan assets: Relating to assets still held at the reporting date	10	118	15
Purchases, sales, issuances and settlements, net	(82)	(150)	(5)
Net transfers in and/or (out) of Level 3	(18)	(6)	(57)
Fair value of plan assets, end of year	938	992	1,103
Postretirement benefits
Cash flows
Employer contribution	41	35
Participant contributions	20	22
Estimated future benefit payments
2012	42
2013	43
2014	45
2015	47
2016	49
2017-2021	272
Total benefit payments	498
U.S. equity securities | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Target asset allocation, minimum range (as a percent)	25.00%
Target asset allocation, maximum range (as a percent)	33.00%
Actual percentage of plan assets	19.00%	25.00%
Total plan assets at fair value	892	1,144
U.S. equity securities | Pension benefits | Quoted prices in active markets for identical assets (Level 1)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	11	922
U.S. equity securities | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	817	216
U.S. equity securities | Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	64	6
Total reported plan assets	64	6	4
Pension plan assets
Fair value of plan assets, beginning of year	6	4	5
Actual return on plan assets: Relating to assets still held at the reporting date	(2)	2	(3)
Purchases, sales, issuances and settlements, net	60		2
Fair value of plan assets, end of year	64	6	4
International equity securities | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Target asset allocation, minimum range (as a percent)	17.00%
Target asset allocation, maximum range (as a percent)	23.00%
Actual percentage of plan assets	24.00%	18.00%
Total plan assets at fair value	1,102	842
International equity securities | Pension benefits | Quoted prices in active markets for identical assets (Level 1)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	116	688
International equity securities | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	986	154
Fixed income securities | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Target asset allocation, minimum range (as a percent)	35.00%
Target asset allocation, maximum range (as a percent)	48.00%
Actual percentage of plan assets	38.00%	38.00%
Cash collateral from target asset allocation, investment allocation (as a percent)	33.00%
U.S. government and agencies | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	754	793
U.S. government and agencies | Pension benefits | Quoted prices in active markets for identical assets (Level 1)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	634	722
U.S. government and agencies | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	120	71
Foreign government | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	26	14
Foreign government | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	26	14
Municipal | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	163	222
Municipal | Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	163	222
Total reported plan assets	163	222	344
Pension plan assets
Fair value of plan assets, beginning of year	222	344	408
Actual return on plan assets: Relating to assets still held at the reporting date	1	(2)	22
Purchases, sales, issuances and settlements, net	(60)	(114)	(48)
Net transfers in and/or (out) of Level 3		(6)	(38)
Fair value of plan assets, end of year	163	222	344
Corporate | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	878	846
Corporate | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	869	836
Corporate | Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	9	10
Total reported plan assets	9		10
Pension plan assets
Fair value of plan assets, beginning of year	10		10
Actual return on plan assets: Relating to assets sold during the period	1		2
Purchases, sales, issuances and settlements, net	(2)		17
Net transfers in and/or (out) of Level 3			(19)
Fair value of plan assets, end of year	9		10
Residential mortgage-backed securities ("RMBS") | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	119	137
Residential mortgage-backed securities ("RMBS") | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	119	89
Residential mortgage-backed securities ("RMBS") | Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value		48
Total reported plan assets		48	61
Pension plan assets
Fair value of plan assets, beginning of year	48	61	99
Actual return on plan assets: Relating to assets sold during the period	(8)	(10)
Actual return on plan assets: Relating to assets still held at the reporting date	8	23	2
Purchases, sales, issuances and settlements, net	(30)	(26)	(40)
Net transfers in and/or (out) of Level 3	(18)
Fair value of plan assets, end of year		48	61
Asset-backed securities ("ABS") | Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total reported plan assets			32
Pension plan assets
Fair value of plan assets, beginning of year		32
Actual return on plan assets: Relating to assets sold during the period		(1)
Purchases, sales, issuances and settlements, net		(31)	32
Fair value of plan assets, end of year			32
Short-term investments | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	527	663
Short-term investments | Pension benefits | Quoted prices in active markets for identical assets (Level 1)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	33	89
Short-term investments | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	494	574
Short-term investments and other | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Target asset allocation, minimum range (as a percent)	1.00%
Target asset allocation, maximum range (as a percent)	3.00%
Actual percentage of plan assets	4.00%	4.00%
Cash collateral from target asset allocation, investment allocation (as a percent)	67.00%
Real estate funds | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Target asset allocation, minimum range (as a percent)	3.00%
Target asset allocation, maximum range (as a percent)	7.00%
Actual percentage of plan assets	4.00%	4.00%
Total plan assets at fair value	192	167
Real estate funds | Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	192	167
Total reported plan assets	192	167	135
Pension plan assets
Fair value of plan assets, beginning of year	167	135	142
Actual return on plan assets: Relating to assets sold during the period	(1)	(4)
Actual return on plan assets: Relating to assets still held at the reporting date	29	3	(47)
Purchases, sales, issuances and settlements, net	(3)	33	40
Fair value of plan assets, end of year	192	167	135
Private equity funds | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Target asset allocation, minimum range (as a percent)	3.00%
Target asset allocation, maximum range (as a percent)	7.00%
Actual percentage of plan assets	4.00%	3.00%
Total plan assets at fair value	186	166
Private equity funds | Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	186	166
Total reported plan assets	186	166	149
Pension plan assets
Fair value of plan assets, beginning of year	166	149	133
Actual return on plan assets: Relating to assets sold during the period	1
Actual return on plan assets: Relating to assets still held at the reporting date	22	19	4
Purchases, sales, issuances and settlements, net	(3)	(2)	12
Fair value of plan assets, end of year	186	166	149
Hedge funds | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Target asset allocation, minimum range (as a percent)	6.00%
Target asset allocation, maximum range (as a percent)	9.00%
Actual percentage of plan assets	7.00%	8.00%
Total plan assets at fair value	324	373
Hedge funds | Pension benefits | Significant unobservable inputs (Level 3)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	324	373
Total reported plan assets	324	373	368
Pension plan assets
Fair value of plan assets, beginning of year	373	368	341
Actual return on plan assets: Relating to assets sold during the period	43	(58)	10
Actual return on plan assets: Relating to assets still held at the reporting date	(48)	73	37
Purchases, sales, issuances and settlements, net	(44)	(10)	(20)
Fair value of plan assets, end of year	324	373	368
Cash and Cash Equivalents | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	18	33
Cash and Cash Equivalents | Pension benefits | Quoted prices in active markets for identical assets (Level 1)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	18	33
Free Standing Derivative Assets | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	3	9
Free Standing Derivative Assets | Pension benefits | Quoted prices in active markets for identical assets (Level 1)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	1
Free Standing Derivative Assets | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	2	9
Free Standing Derivatives Liabilities | Pension benefits
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	(6)	(2)
Free Standing Derivatives Liabilities | Pension benefits | Quoted prices in active markets for identical assets (Level 1)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	(2)	(2)
Free Standing Derivatives Liabilities | Pension benefits | Significant other observable inputs (Level 2)
Pension plans' target percentage of plan assets and the actual percentage of plan assets
Total plan assets at fair value	$ (4)